Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
October 31, 2025
AFHC-NPRT1-1225
1.809075.122
Common Stocks - 97.8%
	Shares	Value ($)
BELGIUM - 2.6%
Health Care - 2.6%
Pharmaceuticals - 2.6%
UCB SA	335,000	85,915,650
CANADA - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Xenon Pharmaceuticals Inc (b)	720,000	30,182,400
DENMARK - 2.4%
Health Care - 2.4%
Biotechnology - 2.4%
Ascendis Pharma A/S ADR (b)	400,000	80,640,000
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)(c)	208,000	21,613,280
NETHERLANDS - 5.1%
Health Care - 5.1%
Biotechnology - 4.8%
Argenx SE ADR (b)	146,000	119,501,000
Newamsterdam Pharma Co NV (b)(c)	415,000	15,749,250
uniQure NV (b)	339,100	22,953,679
		158,203,929
Pharmaceuticals - 0.3%
Pharvaris NV (b)	500,000	11,110,000
TOTAL NETHERLANDS		169,313,929
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)(c)	280,000	9,265,200
UNITED STATES - 85.8%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc (b)(d)(e)	11,119,663	3,669,489
Health Care - 85.7%
Biotechnology - 29.8%
AbbVie Inc	328,000	71,517,120
Acumen Pharmaceuticals Inc (b)	700,000	1,547,000
Alnylam Pharmaceuticals Inc (b)	228,000	103,977,121
Annexon Inc (b)	750,000	2,370,000
Apogee Therapeutics Inc (b)	45,916	2,598,386
Arcellx Inc (b)(c)	218,000	19,674,500
BeOne Medicines Ltd ADR (b)	56,000	17,386,880
Caris Life Sciences Inc (f)	1,166,999	35,103,330
Celcuity Inc (b)	25,400	1,959,864
Centessa Pharmaceuticals PLC ADR (b)	670,000	16,683,000
CG oncology Inc (b)(c)	428,000	18,519,560
Cidara Therapeutics Inc (b)	120,300	13,141,572
Cogent Biosciences Inc (b)	1,600,000	26,080,000
Cytokinetics Inc (b)	515,000	32,748,850
Day One Biopharmaceuticals Inc (b)	280,000	2,083,200
Disc Medicine Inc (b)	370,000	31,901,400
Exact Sciences Corp (b)	1,315,000	85,067,350
Gilead Sciences Inc	400,000	47,916,000
Insmed Inc (b)	214,000	40,574,400
Jade Biosciences Inc	280,000	2,744,000
Janux Therapeutics Inc (b)	360,000	10,335,600
Kiniksa Pharmaceuticals International Plc Class A (b)	122,000	4,515,220
Legend Biotech Corp ADR (b)	2,080,000	67,392,000
Mineralys Therapeutics Inc (b)	100,000	4,086,000
Nuvalent Inc Class A (b)	400,000	39,728,000
Oruka Therapeutics Inc (b)(c)	600,000	16,902,000
Oruka Therapeutics Inc (b)(e)	21,901	616,951
Perspective Therapeutics Inc (b)	228,362	623,428
Praxis Precision Medicines Inc (b)	90,000	17,888,400
Revolution Medicines Inc (b)	428,000	25,183,520
Rezolute Inc/old (b)	1,500,000	13,980,000
Rhythm Pharmaceuticals Inc (b)	95,000	10,807,200
Scholar Rock Holding Corp (b)	62,135	1,840,439
Soleno Therapeutics Inc (b)	260,000	17,461,600
Spyre Therapeutics Inc (b)(c)	470,351	11,504,785
Stoke Therapeutics Inc (b)	470,000	14,118,800
Summit Therapeutics Inc (b)(c)	350,000	6,618,500
Travere Therapeutics Inc (b)	145,000	5,098,200
Ultragenyx Pharmaceutical Inc (b)	280,000	9,688,000
Upstream Bio Inc (b)	645,800	16,693,930
Vaxcyte Inc (b)	500,000	22,640,000
Veracyte Inc (b)	600,000	21,648,000
Viking Therapeutics Inc (b)(c)	280,000	10,662,400
Viridian Therapeutics Inc (b)	1,600,000	37,808,000
Zenas Biopharma Inc (b)	468,201	14,631,281
Zenas Biopharma Inc (e)	122,099	3,815,594
		979,881,381
Health Care Equipment & Supplies - 21.3%
Boston Scientific Corp (b)	2,258,600	227,486,192
Edwards Lifesciences Corp (b)	900,000	74,205,000
Insulet Corp (b)	234,000	73,244,340
Intuitive Surgical Inc (b)	52,800	28,209,984
Kestra Medical Technologies Ltd	400,000	10,952,000
Masimo Corp (b)	718,000	100,986,700
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	9,982	120,782
Outset Medical Inc (b)	755,482	9,911,924
Penumbra Inc (b)	560,000	127,327,200
PROCEPT BioRobotics Corp (b)(c)	140,000	4,764,200
Shoulder Innovations Inc (e)(f)	256,192	3,002,570
Shoulder Innovations Inc	54,500	638,740
Stryker Corp	114,000	40,611,360
		701,460,992
Health Care Providers & Services - 10.6%
Astrana Health Inc (b)	280,000	8,738,800
BrightSpring Health Services Inc (b)	1,450,000	47,922,500
Cigna Group/The	140,000	34,217,400
CVS Health Corp	1,200,000	93,780,000
LifeStance Health Group Inc (b)	1,800,000	8,820,000
Molina Healthcare Inc (b)	96,000	14,693,760
Omada Health Inc (f)	485,651	11,932,445
Privia Health Group Inc (b)	1,211,717	29,444,723
Surgery Partners Inc (b)	1,000,000	21,930,000
UnitedHealth Group Inc	230,000	78,558,800
		350,038,428
Health Care Technology - 4.0%
Evolent Health Inc Class A (b)	541,449	3,611,464
HeartFlow Inc (f)	371,723	13,813,227
Phreesia Inc (b)	400,000	9,056,000
Veeva Systems Inc Class A (b)	270,000	78,624,000
Waystar Holding Corp (b)	719,200	25,783,320
		130,888,011
Life Sciences Tools & Services - 10.2%
10X Genomics Inc Class A (b)	740,000	10,093,600
Danaher Corp	835,000	179,842,300
IQVIA Holdings Inc (b)	260,000	56,279,600
Repligen Corp (b)	218,000	32,495,080
Thermo Fisher Scientific Inc	102,500	58,157,475
		336,868,055
Pharmaceuticals - 9.8%
Amylyx Pharmaceuticals Inc (b)	690,000	9,611,700
Axsome Therapeutics Inc (b)	35,300	4,765,147
Contineum Therapeutics Inc Class A (b)	280,000	3,082,800
Crinetics Pharmaceuticals Inc (b)	752,600	32,738,100
Eli Lilly & Co	212,000	182,926,320
Enliven Therapeutics Inc (b)(c)	670,000	15,691,400
Mind Medicine MindMed Inc (b)	500,000	7,100,000
Ocular Therapeutix Inc (b)	224,148	2,613,566
Rapport Therapeutics Inc (b)	168,000	4,860,240
Royalty Pharma PLC Class A	930,000	34,912,200
Structure Therapeutics Inc ADR (b)(c)	300,000	9,996,000
WaVe Life Sciences Ltd (b)	1,480,000	13,379,200
		321,676,673
TOTAL HEALTH CARE		2,820,813,540

TOTAL UNITED STATES		2,824,483,029
TOTAL COMMON STOCKS (Cost $1,886,202,394)		3,221,413,488

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Kardium Inc/Us 10% 12/31/2026 (d)(e)	2,427,645	2,853,697
Health Care Technology - 0.1%
Wugen Inc 0% 12/31/2199 (d)(e)(g)	1,433,586	1,682,887
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (d)(e)	1,101,674	1,407,608
TOTAL HEALTH CARE		5,944,192

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,567,263)		5,944,192

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	205,024	1,638,142
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (b)(d)(e)	7,391,153	5,543,365
UNITED STATES - 1.6%
Health Care - 1.5%
Biotechnology - 0.7%
Asimov Inc Series B (b)(d)(e)	67,547	1,924,414
Cleerly Inc Series C (b)(d)(e)	882,089	11,052,576
Element Biosciences Inc Series C (b)(d)(e)	376,690	2,874,145
Element Biosciences Inc Series D (b)(d)(e)	246,623	1,331,764
Element Biosciences Inc Series D1 (b)(d)(e)	246,623	1,331,764
ElevateBio LLC Series C (b)(d)(e)	163,300	341,297
Endeavor BioMedicines Inc Series C (b)(d)(e)	863,746	5,355,225
		24,211,185
Health Care Equipment & Supplies - 0.4%
Kardium Inc/Us Series D-7 (d)	9,890,038	5,637,322
Kardium Inc/Us Series D-7 (d)(e)	2,164,613	1,233,829
Kardium Inc/Us Series D-7 (d)	450,354	261,205
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	199,633	6,749,592
		13,881,948
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(d)(e)(h)	327,591	959,842
Health Care Technology - 0.3%
Aledade Inc Series B1 (b)(d)(e)	130,618	4,750,577
Aledade Inc Series E1 (b)(d)(e)	46,526	1,692,150
Candid Therapeutics Series B (b)(d)(e)	1,956,465	2,054,288
Wugen Inc Series B (b)(d)(e)	300,054	531,096
		9,028,111
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(d)(e)	2,552,870	1,838,066
Galvanize Therapeutics Series C-1 (d)(e)	3,668,545	1,614,160
		3,452,226
TOTAL HEALTH CARE		51,533,312

Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (d)(e)	695,694	2,511,455
TOTAL UNITED STATES		54,044,767
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,197,899)		61,226,274

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.18	2,039,621	2,040,028
Fidelity Securities Lending Cash Central Fund (i)(j)	4.18	93,826,568	93,835,951
TOTAL MONEY MARKET FUNDS (Cost $95,875,979)			95,875,979

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $2,078,843,535)	3,384,459,933
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(88,368,677)
NET ASSETS - 100.0%	3,296,091,256

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $72,497,325 or 2.2% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $63,851,572 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $18,109,379.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	5,001,455

Aledade Inc Series E1	5/20/2022	2,317,664

Asimov Inc Series B	10/29/2021	6,260,303

Candid Therapeutics Series B	8/27/2024	2,347,758

Cleerly Inc Series C	7/8/2022	10,391,538

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	2,911,986

Element Biosciences Inc Series C	6/21/2021	7,743,504

Element Biosciences Inc Series D	6/28/2024	1,934,338

Element Biosciences Inc Series D1	6/28/2024	1,934,338

ElevateBio LLC Series C	3/9/2021	685,044

Endeavor BioMedicines Inc Series C	4/22/2024	5,635,597

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,407,608

Galvanize Therapeutics Series B	3/29/2022	4,419,746

Galvanize Therapeutics Series C-1	7/7/2025	1,614,159

InSightec Ltd Series G	6/17/2024	6,561,866

Kardium Inc/Us 10% 12/31/2026	5/31/2024 - 10/1/2025	2,726,069

Kardium Inc/Us Series D-7	8/6/2024	1,050,768

Manus Bio Inc Series One-6	3/30/2021	7,297,324

Medical Microinstruments Inc/Italy Series C	2/16/2024	6,654,507

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Oruka Therapeutics Inc	9/17/2025	328,515

Saluda Medical Inc	4/6/2023 - 10/30/2025	8,447,349

Shoulder Innovations Inc	7/18/2025	3,653,944

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	9,402,913

Wugen Inc 0% 12/31/2199	6/14/2024	1,433,586

Wugen Inc Series B	7/9/2021	2,326,889

Zenas Biopharma Inc	10/8/2025	2,319,881

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

HeartFlow Inc	2/4/2026

Omada Health Inc	12/3/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,128,816	115,768,732	121,857,201	57,784	(319)	-	2,040,028	2,039,621	0.0%
Fidelity Securities Lending Cash Central Fund	114,148,438	196,008,405	216,320,892	151,342	-	-	93,835,951	93,826,568	0.4%
Total	122,277,254	311,777,137	338,178,093	209,126	(319)	-	95,875,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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